Stock-Based Compensation (Details) - Schedule of Company’s Stock-Based Compensation Expense - USD ($) $ in Thousands	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 9,001	$ 9,769
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	7,772	8,310
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,229	$ 1,459